Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (71,176)	$ (61,099)	$ (33,199)
Net loss attributable to ordinary shareholders—basic and diluted	$ (71,176)	$ (61,099)	$ (33,199)
Weighted-average number of ordinary shares used in net loss per share - basic	39,139,693	28,654,760	1,066,208
Weighted-average number of ordinary shares used in net loss per share - diluted	39,139,693	28,654,760	1,066,208
Net loss per share-basic	$ (1.82)	$ (2.13)	$ (31.14)
Net loss per share-diluted	$ (1.82)	$ (2.13)	$ (31.14)